Organization and principal activities (Details) - item		12 Months Ended
	Aug. 27, 2010	Dec. 31, 2016	Jun. 24, 2014
Original Investors
Organization and principal activities
Number of investors	3
Vipshop HK
Organization and principal activities
Percentage of shareholdings		100.00%
WFOE
Organization and principal activities
Percentage of shareholdings		100.00%
Vipshop Kunshan
Organization and principal activities
Percentage of shareholdings		100.00%
Vipshop Jianyang
Organization and principal activities
Percentage of shareholdings		100.00%
Vipshop Tianjin
Organization and principal activities
Percentage of shareholdings		100.00%
Pinwei Software
Organization and principal activities
Percentage of shareholdings		100.00%
Vipshop Zhuhai
Organization and principal activities
Percentage of shareholdings		100.00%
Vipshop Hubei
Organization and principal activities
Percentage of shareholdings		100.00%
Pinzhong Factoring
Organization and principal activities
Percentage of shareholdings		100.00%
Vipshop Chongqing
Organization and principal activities
Percentage of shareholdings		100.00%
Vipshop Zhaoqing
Organization and principal activities
Percentage of shareholdings		100.00%
Lefeng Information
Organization and principal activities
Equity interest (as a percent)		75.00%
Lefeng Information | Mr. Shen
Organization and principal activities
Equity interest (as a percent)			75.00%
Lefeng Information | Mr. Zhihui Yu
Organization and principal activities
Equity interest (as a percent)			25.00%